Other Balance Sheet Captions - (Tables)	12 Months Ended
Dec. 31, 2012
Other Balance Sheet Captions [Abstract]
Schedule of Other Current Assets
Other Current Assets. Other current assets included the following items at December 31 (in millions):

	2012	2011
Prepaid expenses	48.1	40.1
Refundable taxes	30.8	31.8
Deferred employees’ statutory profit sharing asset	—	11.7
Other	0.1	0.3
Other current assets	$79.0	$83.9

Schedule of Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities. Accounts payable and accrued liabilities included the following items at December 31 (in millions):

	2012	2011
Accounts payable	$45.2	$69.1
Interest payable	15.3	15.5
Derailments and other claim provisions	6.9	14.4
Rents and leases payable	5.6	7.5
Income and other taxes	4.6	3.0
Accrued wages and vacation	3.7	16.2
Other	6.1	12.1
Accounts payable and accrued liabilities	$87.4	$137.8